Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Credit Risk Exposure
The table below shows Polestar's different categories of customers when considering sales of vehicles along with their respective risk mitigation, as of December 31, 2025:

Customer	Nature of risk mitigation
End customers who pay up-front for vehicles	All credit risk related to these customers is eliminated due to the nature of the payment.
Fleet customers
Credit risk reviews are performed prior to entering into related sales agreements. Depending on the creditworthiness of its customers, Polestar Group may establish credit limits to reduce credit risks.

Dealers and importers
The title to Polestar vehicles remains with Polestar until the invoice is paid in full, which is generally on the invoice date or the day after (i.e., payment is received before the vehicle ships and credit risk is thereby mitigated).

Financial service providers
Polestar sells vehicles to financial service providers, who then form separate contractual relationships with end customers. To reduce the risk related to such financial service providers, Polestar has selected a few credible financing providers in each market. Credit risk reviews, establishment of credit limits, and selection of credible financial service providers must be strictly followed and monitored, globally.

Third-party financing for retail sales
Polestar sells vehicles to third party Financial service providers (not selected partners to Polestar as described above), who then form separate contractual relationship with end customers. To reduce the risk to such third-party financial service providers, Polestar perform an review including credit risk review of any new third party Financial service provider before its being added and approved in Polestar systems or processes.

Summary of Translation Exposure Risk	The table below shows the Group's exposure to each currency pair, being the first currency the one in which the transaction was registered and the second one the functional currency of the entity in which the transaction was registered:

Group's net exposure
As of December 31, 2025
CNY/SEK	(1,015,010)
USD/SEK	817,780
CNY/USD	(762,560)
EUR/USD	(574,760)
As of December 31, 2024
CNY/SEK	(995,910)
USD/SEK	502,270
EUR/USD	(351,410)
EUR/SEK	(290,970)
The following table illustrates the estimated impact of a 10% change in the foreign exchange rates as of December 31, 2025 and 2024 for net asset balances which could be impacted by movements in foreign exchange rates:

Impact on loss before income taxes
As of December 31, 2025
CNY/SEK exchange rate - increase/decrease 10%	101,501
USD/SEK exchange rate - increase/decrease 10%	81,778
CNY/USD exchange rate - increase/decrease 10%	76,256
EUR/USD exchange rate - increase/decrease 10%	57,476
As of December 31, 2024[1]
CNY/SEK exchange rate – increase/decrease 10%	99,591
USD/SEK exchange rate – increase/decrease 10%	50,227
EUR/USD exchange rate – increase/decrease 10%	35,141
EUR/SEK exchange rate – increase/decrease 10%	29,097
1 - The comparative disclosures above for the year ended December 31, 2024 have been corrected for computational errors.

Summary of Disclosure of market risk	The following table illustrates the estimated impact of a 10% change in volatility on the Earn-out rights:

Impact on loss before income taxes
As of December 31, 2025
Earn-out liability - increase 10%	4,436
Earn-out liability - decrease 10%	(2,140)
As of December 31, 2024
Earn-out liability - increase 10%	9,185
Earn-out liability - decrease 10%	(14,225)

Summary of Interest Rate Risk	As of December 31, 2025 and 2024, the nominal amount of loans with floating rates within the following captions are as follows:

	As of December 31,
	2025	2024
Loans with variable rates
Current loans and borrowings	1,723,962	2,167,369
Non-current loans and borrowings	2,232,309	2,186,307
The analysis is performed on the same basis for 2025 and 2024.

Impact on loss before income taxes
As of December 31, 2025
SOFR - increase/decrease 1%	25,848
EURIBOR - increase/decrease 1%	5,358
Other floating rates - increase/decrease 1%	1,089
As of December 31, 2024
SOFR - increase/decrease 1%	20,029
EURIBOR - increase/decrease 1%	3,464
LPR - increase/decrease 1%	929
Other floating rates - increase/decrease 1%	39

Summary of Disclosure of Capital Management	Polestar's capital is summarized as follows:

	As of December 31,
	2025	2024[1]
Share capital and other contributed capital	4,161,275	3,646,196
Current loans and borrowings	3,860,675	2,657,839
Non-current loans and borrowings	2,499,230	2,281,062
Total capital	10,521,180	8,585,097
1 - The current and non-current loans and borrowings as of December 31, 2024 figures and descriptions were adjusted in accordance with stated in Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).